UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

----------------------------------------------------------------

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23924

----------------------------------------------------------------

StepStone Private Credit Income Fund
(Exact name of registrant as specified in charter)

----------------------------------------------------------------

128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Robert W. Long
Chief Executive Officer
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Name and address of agent for service)

----------------------------------------------------------------

Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

StepStone Private Credit Income Fund

Consolidated Financial Statements

For the Period June 3, 2024* through June 30, 2024
(Unaudited)

Semi-Annual Report

*  The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund or your financial intermediary. You may elect to receive all future reports, including your shareholder reports, in paper free of charge by contacting the Fund at 704-215-4300. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all StepStone Funds.

StepStone Private Credit Income Fund
Table of Contents For the Period Ended June 30, 2024* (Unaudited)

*   The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (704) 215-4300; or through the Fund’s website at https://www.stepstonegroup.com/what-we-do/solutions-services/private-wealth-solutions/crdex/; or both; and (ii) on the Commission’s website at http://www.sec.gov.

StepStone Private Credit Income Fund
Consolidated Schedule of Investments June 30, 2024 (Unaudited)
Investment Funds						Principal Amount	Cost	Fair Value	Footnotes
Investment Funds — 2.45%[1,3]
North America — 2.45%
Castlelake Consumer Receivables Opportunity III, L.P.						N/A	$1,843,826	$1,810,189	[2,9]
Total North America							1,843,826	1,810,189
Total Investment Funds							$1,843,826	$1,810,189

Direct Lending	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 41.10%[1,4,7,8,17]
North America — 41.10%
Any Hour LLC	Delayed Draw	1.00%	SOFR	500	5/23/2030	692,641	$(5,131)	$(5,195)[5,6,9,12]
Any Hour LLC	Revolver	10.33%	SOFR	500	5/23/2030	346,320	19,110	19,048	[6,9,12]
Any Hour LLC	First Lien Term Loan	10.33%	SOFR	500	5/23/2030	2,372,294	2,337,030	2,336,710	[6,10,12]
Cerity Partners Equity Holding LLC	Delayed Draw	0.50%	SOFR	525	7/28/2029	3,589,744	(8,893)	(8,974)[5,6,9,13]
Cerity Partners Equity Holding LLC	Revolver	6.50%	SOFR	525	7/28/2028	410,256	7,366	7,357	[6,9,13]
Danforth Global, Inc.	First Lien Term Loan	10.58%	SOFR	525	12/21/2027	2,159,867	2,128,001	2,127,468	[6,10,14]
Danforth Global, Inc.	Delayed Draw	0.50%	SOFR	525	12/9/2027	160,000	(789)	(800)[5,6,9,14]
Danforth Global, Inc.	Delayed Draw	1.00%	SOFR	525	12/21/2027	170,732	(835)	(854)[5,6,9,10,14]
Danforth Global, Inc.	Delayed Draw	0.50%	SOFR	525	12/9/2027	9,402	(46)	(47)[5,6,9,14]
Gold Medal Holdings, Inc.	First Lien Term Loan	11.08%	SOFR	575	6/14/2029	1,619,289	1,619,289	1,619,289	[6,10]
Gold Medal Holdings, Inc.	Delayed Draw	0.50%	SOFR	575	6/14/2029	380,711	—	—	[5,6,9,14]
Hec Purchaser Corp.	Revolver	10.84%	SOFR	550	6/18/2029	260,417	53,414	53,385	[6,9,14]
Hec Purchaser Corp.	First Lien Term Loan	10.84%	SOFR	550	6/17/2029	2,239,583	2,206,182	2,205,990	[6,10,14]
KL Stockton Intermediate II, LLC	First Lien Term Loan	13.00%	SOFR	500	5/23/2031	594,060	582,361	582,178	[12,16]
MKD Electric, LLC	Revolver	10.94%	SOFR	550	5/31/2029	479,864	182,476	182,342	[6,9,15]
MKD Electric, LLC	First Lien Term Loan	10.94%	SOFR	550	5/31/2029	2,020,154	1,980,196	1,979,751	[6,10,15]
Obra Capital, Inc.	First Lien Term Loan	12.95%	SOFR	750	6/21/2029	2,500,000	2,450,192	2,450,000	[6,10,14]
PPW Aero Buyer, Inc.	Delayed Draw	10.83%	SOFR	550	2/15/2029	1,250,000	164,313	164,313	[6,9]
Puris, LLC	First Lien Term Loan	11.08%	SOFR	575	6/28/2029	2,817,219	2,774,961	2,774,961	[6,10]
Rocket Bidco, Inc.	First Lien Term Loan	11.06%	SOFR	575	11/1/2030	3,750,000	3,675,333	3,675,000	[6,10,14]
Rushmore Investment III LLC	First Lien Term Loan	11.57%	SOFR	625	10/19/2030	2,743,125	2,715,835	2,715,694	[6,10,14]
Synchronoss Technologies Inc.	First Lien Term Loan	10.93%	SOFR	550	6/28/2028	2,000,000	1,900,000	1,900,000	[6,10]
Tvg Shelby Buyer, Inc.	Delayed Draw	0.50%	SOFR	550	3/27/2028	833,333	(4,108)	(4,167)[5,6,9,14]
Tvg Shelby Buyer, Inc.	Revolver	0.50%	SOFR	550	3/27/2028	83,333	(1,232)	(1,250)[5,6,9,14]
Tvg Shelby Buyer, Inc.	First Lien Term Loan	11.08%	SOFR	575	3/27/2028	833,333	820,973	820,833	[6,10,14]
VRC Companies, LLC	First Lien Term Loan	11.09%	SOFR	550	6/29/2027	3,979,514	3,979,514	3,979,514	[6,10,14]
Worldwide Insurance Network, LLC	Delayed Draw	1.00%	SOFR	578	5/28/2030	664,773	(3,296)	(3,324)[5,6,9,13]
Worldwide Insurance Network, LLC	First Lien Term Loan	10.34%	SOFR	578	5/28/2030	835,227	826,941	826,875	[6,10,13]
Total North America							30,399,157	30,396,097
Total Loans							$30,399,157	$30,396,097

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Consolidated Schedule of Investments June 30, 2024 (Unaudited) (Continued)
Specialty Credit	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Specialty Credit — 40.74%[1,6,7,17]
North America — 40.74%
CLP Issuer III, LLC	Revolver	12.92%	N/A	N/A	10/25/2025	4,000,000	$3,506,468	$3,505,648	[4,9,11]
Health Plan One, Inc.	First Lien Term Loan	12.83%	SOFR	750	9/19/2027	4,000,000	3,968,216	3,967,685	[4,8]
Heights Financing I	Revolver	15.94%	SOFR	950	10/31/2026	4,000,000	3,242,397	3,242,389	[4,8,9]
Heights Financing II	Revolver	14.83%	SOFR	1062	10/31/2026	4,000,000	3,179,594	3,179,232	[4,8,9]
Identity Automation, LP	Delayed Draw	15.32%	SOFR	1000	9/6/2026	4,000,000	3,766,127	3,765,559	[4,8,9]
Imprint Capital Services	Revolver	13.33%	SOFR	800	7/31/2025	4,000,000	4,000,361	4,000,383	[4,8]
Mission Lane Credit Card Master Trust Barclays	Revolver	14.08%	SOFR	875	12/12/2025	164,684	154,241	153,869	[8,9]
Mission Lane Credit Card Master Trust JPM	Revolver	14.33%	SOFR	900	12/12/2025	282,688	273,692	273,380	[8,9]
Shoreditch No. 1 LP	Revolver	14.18%	SOFR	975	5/31/2025	4,000,000	2,436,795	2,437,127	[4,8,9]
Smartpay SPV LLC	Revolver	12.92%	N/A	N/A	10/25/2025	4,000,000	2,566,891	2,567,388	[4,9,11]
Upgrade Warehouse	Revolver	12.58%	SOFR	725	2/28/2025	4,000,000	3,051,457	3,050,945	[4,8,9]
Total North America							$30,146,239	$30,143,605
Total Specialty Credit							$30,146,239	$30,143,605
Total Investments — 84.29%							$62,389,222	$62,349,891
Other assets in excess of liabilities — 15.71%								11,619,714
Net Assets–100.00%								$73,969,605
[1]	Geographic region generally reflects the location of the investment manager for Investment Funds and headquarters for debt investments.
[2]

Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor and the final distribution date is not known at this time. Investment was acquired on June 26, 2024. Investment fund is fair valued at adjusted net asset value.

[3]

Investment Funds are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. Total fair value of restricted investments as of June 30, 2024 was $1,810,189 or 2.45% of net assets. There are no circumstances that could cause a lapse in the restriction to resale.

[4]	Senior secured debt investment.
[5]	Unfunded position. Interest reflects the unfunded commitment fee rate.
[6]	Income producing debt investment that pays all interest in cash.
[7]	Fair value was determined using significant unobservable inputs.
[8]

Investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate (“SOFR”) which reset monthly or quarterly. For each such investment, the Company has provided the spread over SOFR and the current contractual interest rate in effect at June 30, 2024. The interest rate disclosed is based on the reference rate as of the last reset date which may differ from the reference rate as of June 30, 2024. As of June 30, 2024, effective rates for 3 Month SOFR is 5.332%. For portfolio companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of June 30, 2024. Certain investments are subject to a SOFR floor and have been provided.

[9]

Investment has undrawn commitments. For private credit investments, unamortized fees are classified as unearned income which reduces cost basis and may result in a negative cost basis. A negative fair value may result from the unfunded commitment being valued below par. The private credit investment may be subject to an undrawn commitment fee. See Note 9.

[10]	Security is held by CRDEX LLC and designated as collateral for future borrowings on the JPMorgan Chase Bank, N.A. credit facility.
[11]	Interest rate is fixed.
[12]	Interest rate on funded balance is subject to a floor of 0.50%.
[13]	Interest rate on funded balance is subject to a floor of 0.75%.
[14]	Interest rate on funded balance is subject to a floor of 1.00%.
[15]	Interest rate on funded balance is subject to a floor of 1.25%.
[16]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[17]

Investment is generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. Investment is a Level 3 asset unless otherwise indicated.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Consolidated Schedule of Investments June 30, 2024 (Unaudited) (Continued)
Summary of Investments by Strategy (as a percentage of total investments)
Investment Funds	2.90%
Senior Secured Loans	48.75%
Specialty Credit	48.35%
Total Investments	100.00%

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Consolidated Statement of Assets and Liabilities June 30, 2024 (Unaudited)
Assets
Investments, at fair value (cost $62,389,222)	$62,349,891
Cash and cash equivalents	9,281,809
Receivable from investments	1,109,266
Deferred offering costs	452,669
Interest receivable	435,608
Due from Adviser	48,474
Total Assets	73,677,717

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(977,011)
Revolving credit facility less deferred debt issuance costs	(977,011)
Professional fees payable	506,112
Revolving credit facility fees payable	57,073
Management fees payable	48,297
Incentive fees payable	29,985
Trustees’ fees payable	18,187
Administration fees payable	14,909
CCO fees payable	4,603
Transfer agent fees payable	1,841
Other accrued expenses	4,116
Total Liabilities	(291,888)

Commitments and contingencies (see Note 8)

Net Assets	$73,969,605

Components of Net Assets:
Paid-in capital	$73,707,630
Total distributable earnings	261,975
Net Assets	$73,969,605

Class I:
Net Assets	$73,939,482
Outstanding Shares	7,360,824
Net Asset Value Per Share	$10.04

Class D:
Net Assets	$10,041
Outstanding Shares	1,000
Net Asset Value Per Share	$10.04

Class S:
Net Assets	$10,041
Outstanding Shares	1,000
Net Asset Value Per Share	$10.04

Class T:
Net Assets	$10,041
Outstanding Shares	1,000
Net Asset Value Per Share	$10.04

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Consolidated Statement of Operations For the Period Ended June 30, 2024* (Unaudited)
Investment Income
Interest income	$517,302
Payment in-kind income	5,315
Total Investment Income	522,617

Expenses
Organizational costs	140,973
Revolving credit facility fees	93,361
Professional fees	80,964
Management fees	48,297
Amortization of offering costs	37,823
Incentive fees	29,985
Trustees’ fees	18,187
Administration fees	14,909
CCO fees	4,603
Transfer agent fees	1,841
Other expenses	9,660
Total Expenses	480,603
Adviser expense reimbursement	(259,292)
Net Expenses	221,311
Net Investment Income (Loss)	301,306

Net Change in Unrealized Appreciation (Depreciation) on Investments
Net change in unrealized appreciation (depreciation) on investments	(39,331)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(39,331)

Net Increase (Decrease) in Net Assets from Operations	$261,975

*   The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Consolidated Statement of Changes in Net Assets
For the Period Ended June 30, 2024* (Unaudited)
Change in Net Assets Resulting from Operations
Net investment income (loss)	$301,306
Net change in unrealized appreciation (depreciation) on investments	(39,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	261,975

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from shares issued	73,677,630
Total Class I Transactions	73,677,630

Class D
Proceeds from shares issued	10,000
Total Class D Transactions	10,000

Class S
Proceeds from shares issued	10,000
Total Class S Transactions	10,000

Class T
Proceeds from shares issued	10,000
Total Class T Transactions	10,000

Change in Net Assets Resulting from Capital Share Transactions	73,707,630

Total Increase (Decrease) in Net Assets	73,969,605

Net Assets
Beginning of period	—
End of period	$73,969,605

*    The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Consolidated Statement of Cash Flows For the Period Ended June 30, 2024* (Unaudited)
Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$261,975
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(64,942,037)
Proceeds from repayments of investments	2,564,210
Net accretion on investments	(6,080)
Payment in-kind income	(5,315)
Net change in unrealized appreciation (depreciation) on investments	39,331
Amortization of debt issuance costs	22,989
(Increase)/Decrease in Assets
Receivable from investments	(1,109,266)
Deferred offering costs	(452,669)
Interest receivable	(435,608)
Due from Adviser	(48,474)
Increase/(Decrease) in Liabilities
Professional fees payable	506,112
Revolving credit facility fees payable	57,073
Management fees payable	48,297
Incentive fees payable	29,985
Trustees' fees payable	18,187
Administration fees payable	14,909
CCO fees payable	4,603
Transfer agent fees payable	1,841
Other accrued expenses	4,116
Net Cash Provided by (Used in) Operating Activities	(63,425,821)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for fund shares sold	73,707,630
Proceeds from revolving credit facility	5,500,000
Repayments of revolving credit facility	(5,500,000)
Debt issuance costs	(1,000,000)
Net Cash Provided by (Used in) Financing Activities	72,707,630

Net Increase (Decrease) in Cash and Cash Equivalents	9,281,809

Cash and Cash Equivalents
Beginning of period	—
End of period	$9,281,809

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense and commitment fees	$13,299

*     The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Consolidated Financial Highlights Class I

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended June 30, 2024* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.05
Net change in unrealized appreciation (depreciation) on investments	(0.01)
Total from investment operations	0.04

Net Asset Value per share, end of period	$10.04

Net Assets, end of period (in thousands)	$73,939

Ratios to average shareholders’ equity[2]:
Net investment income (loss)[3]	10.61%

Gross expenses[4]	7.45%
Adviser expense reimbursement[4]	(5.98)%
Net expenses[4]	1.47%

Total return[5,6]	0.40%

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*     The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data calculated using average shares outstanding during the period.

2    Ratios do not reflect the proportionate share of income and expenses of the underlying Investment Funds in which the Fund invests.

3      Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs and incentive fees, which are one time expenses. If incentive fees were excluded, the ratio would have increased by 0.05% for the period ended June 30, 2024.

4      Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 0.05% for the period ended June 30, 2024.

5      Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.

6      Total return would have been lower had certain expenses not been waived and assumed by the Adviser.

7      Represents lesser of purchases or sales of the Fund's investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8       Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Consolidated Financial Highlights Class D

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended June 30, 2024* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.05
Net change in unrealized appreciation (depreciation) on investments	(0.01)
Total from investment operations	0.04

Net Asset Value per share, end of period	$10.04

Net Assets, end of period (in thousands)	$10

Ratios to average shareholders’ equity[2]:
Net investment income (loss)[3]	10.61%

Gross expenses[4]	7.45%
Adviser expense reimbursement[4]	(5.98)%
Net expenses[4]	1.47%

Total return[5,6]	0.40%

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*    The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data calculated using average shares outstanding during the period.

2    Ratios do not reflect the proportionate share of income and expenses of the underlying Investment Funds in which the Fund invests.

3      Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs and incentive fees, which are one time expenses. If incentive fees were excluded, the ratio would have increased by 0.05% for the period ended June 30, 2024.

4      Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 0.05% for the period ended June 30, 2024.

5      Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.

6      Total return would have been lower had certain expenses not been waived and assumed by the Adviser.

7      Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8      Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Consolidated Financial Highlights Class S

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended June 30, 2024* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.05
Net change in unrealized appreciation (depreciation) on investments	(0.01)
Total from investment operations	0.04

Net Asset Value per share, end of period	$10.04

Net Assets, end of period (in thousands)	$10

Ratios to average shareholders’ equity[2]:
Net investment income (loss)[3]	10.61%

Gross expenses[4]	7.45%
Adviser expense reimbursement[4]	(5.98)%
Net expenses[4]	1.47%

Total return[5,6]	0.40%

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*    The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data calculated using average shares outstanding during the period.

2    Ratios do not reflect the proportionate share of income and expenses of the underlying Investment Funds in which the Fund invests.

3      Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs and incentive fees, which are one time expenses. If incentive fees were excluded, the ratio would have increased by 0.05% for the period ended June 30, 2024.

4      Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 0.05% for the period ended June 30, 2024.

5      Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.

6      Total return would have been lower had certain expenses not been waived and assumed by the Adviser.

7      Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8      Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Consolidated Financial Highlights Class T

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended June 30, 2024* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.05
Net change in unrealized appreciation (depreciation) on investments	(0.01)
Total from investment operations	0.04

Net Asset Value per share, end of period	$10.04

Net Assets, end of period (in thousands)	$10

Ratios to average shareholders’ equity[2]:
Net investment income (loss)[3]	10.61%

Gross expenses[4]	7.45%
Adviser expense reimbursement[4]	(5.98)%
Net expenses[4]	1.47%

Total return[5,6]	0.40%

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*    The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data calculated using average shares outstanding during the period.

2    Ratios do not reflect the proportionate share of income and expenses of the underlying Investment Funds in which the Fund invests.

3      Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs and incentive fees, which are one time expenses. If incentive fees were excluded, the ratio would have increased by 0.05% for the period ended June 30, 2024.

4      Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 0.05% for the period ended June 30, 2024.

5      Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.

6      Total return would have been lower had certain expenses not been waived and assumed by the Adviser.

7      Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8      Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited)

1. Organization

StepStone Private Credit Income Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on December 18, 2023 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund commenced operations on June 3, 2024 (“Commencement of Operations”).

The Fund offers an unlimited number of shares in four separate share classes designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares (together, “Shares”). The Shares are offered on a continuous basis at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund is structured as an interval fund and intends to conduct quarterly offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act.

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned business of StepStone Group LP (“StepStone”), serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Private Debt LLC, an affiliate of StepStone, serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Europe Alternative Investments Limited (“SGEAIL”), an affiliate of StepStone, serves as the Fund’s investment Sub-subadviser (“Sub-Subadviser”) and will provide ongoing research regarding the Fund’s investment portfolio. The Sub-Adviser and Sub-Subadviser are wholly owned subsidiaries of Swiss Capital Alternative Investments AG (“SCAI”), which is a subsidiary of Stepstone.

The Fund’s investment objectives are to seek to generate current income and, to a lesser extent, long-term capital appreciation by investing in private credit and income-related investments (“Private Credit Investments”). The Fund defines Private Credit Investments to consist primarily of direct lending and specialty credit strategies, with a smaller portion allocated to private investment funds (“Investment Funds”). The Fund intends to primarily use a multi-lender approach to achieve its investment objectives utilizing a variety of non-bank or corporate lenders to source investment opportunities for the Fund. The Fund’s assets may be deployed in investment strategies deemed appropriate under prevailing economic and market conditions to seek to achieve the Fund’s investment objectives.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As provided under ASC Topic 946 and Regulation S-X, the Fund will generally not consolidate its investment in a company other than an investment company subsidiary or a controlled operating company whose business consists of providing services to the Fund.

The consolidated financial statements include the accounts of CRDEX LLC, a bankruptcy remote special purpose vehicle organized as a Delaware limited liability company, wholly-owned by the Fund. All intercompany accounts and transactions have been eliminated in consolidation.

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on each business day, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee for the Fund to perform fair value determinations relating to the value of the Fund’s investments. The Board has approved the Adviser’s valuation policy (“Valuation Policy”). The Adviser utilizes the resources and personnel of the Sub-Adviser, the Sub-Subadviser and the Fund’s sub-administrator in carrying out its responsibilities. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act and ASC Topic 820. The Adviser’s Valuation Policy governs the Adviser’s selection and application of methodologies for determining and calculating the fair value of the Fund’s investments. Fair value calculations will involve significant professional judgement by the Adviser in the application of both observable and unobservable inputs.

For securities or Private Credit Investments that are quoted, traded or exchanged in an accessible, active market, the value of the asset is determined by multiplying the number of securities held by the quoted market price as of the measurement (or reporting) date. The Adviser does not apply any liquidity or restriction discount regardless of ownership structure or the ability to control the sale of the asset.

If a quoted market price is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain broker quotes directly from a broker-dealer or passed through from a third-party pricing vendor. In the event that fair value is based upon a single sourced broker quote, these Private Credit Investments are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

If the quotations obtained from brokers or pricing vendors are determined not to be reliable or are not readily available, the Fund may value such Private Credit Investments using a variety of valuation techniques. For Private Credit Investments, the Adviser generally uses a market interest rate yield analysis to determine fair value. To determine fair value using a yield analysis, the expected cash flows are projected based on the contractual terms of the debt security and discounted back to the measurement date based on a market yield. A market yield is determined based upon an assessment of current and expected market yields for similar Private Credit Investments and risk profiles. The Fund considers the current contractual interest rate, the expected life and other terms of the Private Credit Investment relative to risk of the company and the specific Private Credit Investment. For Specialty Credit investments, the Fund also considers payment ratios, conditional prepayment rates, charge-off rates, delinquency ratios and other measures of the specific Specialty Credit investments’ performance.

In determining the estimated fair value of performing Private Credit Investment for which there is no actively traded market, the estimate of fair value will consider such factors as the current market environment relative to that of the Private Credit Investment held, the tenor of maturity date of the Private Credit Investment the operating performance of

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

the issuer, the concern for maintaining any covenant levels embedded in the instrument, the ability of the issuer to call the security (and the associated redemption price), market interest rate spreads and the general overall credit quality of the security over the life of the Private Credit Investment.

Each direct Private Credit Investment is assigned an internal credit rating. The ratings are based on available fundamental information and used in conjunction with market inputs to create an estimate of fair value. For Private Credit Investments with higher ratings, no additional steps are taken. Private Credit Investments with lower internal credit ratings are considered for additional or alternative procedures to determine a fair value, which will include, but are not limited to, a review of additional market inputs and performance and other relevant information on comparable assets.

Defaulted Private Credit Investments are valued using several methods including the following: discounting the expected cash flows of the Private Credit Investment; valuing the net assets of the company; reviewing comparable precedent transactions involving similar companies; and using a performance multiple or market-based approach.

For defaulted Private Credit Investments, discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Generally, an increase in market yields or discount rates or a decrease in EBITDA multiples may result in a decrease in the fair value of certain Private Credit Investments of the Fund. These Private Credit Investments are categorized as Level 3 of the fair value hierarchy.

Ordinarily, the fair value of the Fund’s investment in a private investment fund (“Investment Fund”) is based on the net asset value of the Investment Fund reported by its investment manager (“Investment Manager”). If the Adviser determines that the most recent net asset value reported by the Investment Manager does not represent fair value or if the Investment Manager fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policy. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Investment Fund at the net asset value last reported by its Investment Manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and incentive fees (carried interest) payable pursuant to the respective organizational documents of each Investment Fund.

Short-term investments or cash equivalents are highly liquid instruments with low risk of loss and recorded at NAV per share, which approximates fair value.

Due to the inherent uncertainty of valuations, however, estimated fair values may differ from the values that would have been used had a readily available market for the investments existed and the differences could be material.

Revenue Recognition

Investment transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from investments sold are recorded on the identified cost basis. Dividend income, if any, is recorded on the ex-dividend date.

Interest income is recognized on an accrual basis. Interest income on debt instruments is accrued and recognized for those issuers who are currently paying in full or expected to pay in full. For those issuers who are in default or are expected to default, interest is not accrued and is only recognized when received or applied to principal depending upon the Adviser’s judgment. Original issue discounts and market discounts or premiums are capitalized as part of the underlying cost of the Private Credit Investments and accreted or amortized over the life of the Private Credit Investments as interest income using the effective interest method.

Direct Loans and Specialty Credit Loans are generally placed on non-accrual status when a payment default occurs or if management otherwise believes that the issuer of the loan will not be able to make contractual interest payments or principal payments. The Fund will cease recognizing interest income on that loan until all principal and interest is current through payment or until a restructuring occurs, such that the interest income is deemed to be collectible. However,

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

the Fund remains contractually entitled to this interest. If the loan has sufficient collateral value and is in the process of collection, the Fund may place the loan back on accrual status. Accrued interest is written-off by reversing interest income in the period when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. As of June 30, 2024, no loans have defaulted or were on non-accrual status.

The Fund may earn various fees during the life of the loans. Such fees include, but are not limited to, loan origination fees, administration and amendment fees, some of which are paid to the Fund on an ongoing basis. These fees, if any, are recognized as earned as a component of fee income on the Consolidated Statement of Operations. No such fee income was recorded for the period from June 3, 2024 to June 30, 2024.

Upon prepayment of a loan or debt security, any prepayment premiums, unamortized upfront loan origination fees, unamortized syndication fees, unamortized commitment fees and unamortized discounts are recorded as interest income. The Fund has not received any prepayments that would result in the foregoing fees for the period from June 3, 2024 to June 30, 2024.

The Fund may hold Private Credit Investments that contain payment-in-kind (“PIK”) provisions. PIK income, computed at the contractual rate specified in the Private Credit Investment agreement, is added to the principal balance of the Private Credit Investment and collected upon repayment of the outstanding principal, and recorded as interest income on the Consolidated Statement of Operations. The Fund prospectively ceases recognition of PIK income and the associated principal balance if such amounts and balances are deemed to be doubtful of collection. For Private Credit Investments with PIK income, the Fund calculates income accruals based on the principal balance including any PIK.

When a PIK Private Credit Investment is placed on non-accrual status, the accrued, uncapitalized interest is reversed through interest income. To maintain the Fund’s status as a RIC, this non-cash source of income must be paid out to shareholders in the form of dividends, even though the Fund has not yet collected cash.

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s credit facilities. The aforementioned costs are amortized over each instrument’s term. Unamortized debt issuance costs are presented net against the outstanding revolving credit facility balance on the Consolidated Statements of Assets and Liabilities.

Realized Gains, Dividend and Interest Income on Investment Funds

Distributions received from private Investment Funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification and timing of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Investment Fund.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses related to the Private Credit Investments and other investments in which the Fund invests, including the underlying fees of the Investment Funds and other investments (“Acquired Fund Fees”), management fees, incentive fees, fees and expenses associated with the credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis and expenses other than class-specific expenses are allocated pro-rata to Shares based upon prior day net assets at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 6). Closing costs associated with the purchase of private Investment Funds are included in the cost of the investment.

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Federal Income Taxes

For U.S. federal income tax purposes, the Fund intends to elect to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

The Fund’s tax year is the 12-month period ending December 31. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. No tax year is subject to examination as of June 30, 2024.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

Organizational and Offering Costs

During the period from Inception through the Commencement of Operations, the Fund incurred organizational costs of $0.1 million which are included in the Consolidated Statement of Operations. The organizational costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Organizational costs consist primarily of costs to establish the Fund and enable it to legally conduct business.

During the period from Inception through the Commencement of Operations, the Fund incurred offering costs of $0.5 million. Offering costs are treated as deferred charges and, upon Commencement of Operations, amortized over a 12-month period using the straight-line method. During the period June 3, 2023 to June 30, 2024, the Fund amortized offering costs of $37,823 which are included in the Consolidated Statement of Operations. Offering costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. The Fund will continue to incur offering costs due to its continuously offered status, and will expense as incurred.

Cash and Cash Equivalents

Cash and cash equivalents include monies on deposit with UMB Bank N.A. (”UMB Bank”), the Fund’s custodian, and investments in UMB Bank demand deposits. Bank demand deposits are short-term interest-bearing accounts to provide liquidity pending investment in Private Credit Investments. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on the cash held by UMB Bank on the Fund’s behalf.

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Shareholder Distributions

Distributions to shareholders are recorded on the record date. The amount to be paid out as a dividend is determined by the Board each quarter and is generally based upon estimated earnings and considers the level of undistributed taxable income carried forward from the prior year, if any, for distribution in the current year.

3. Investments

Direct Loans and Specialty Credit

The Fund’s Private Credit Investments primarily include secured debt (including first lien senior secured and second lien senior secured), but may also include unsecured debt (including senior unsecured and subordinated debt) and mezzanine loans, as well as broadly syndicated loans and club deals (generally investments made by a small group of investment firms). First lien senior secured debt has first claim to any underlying collateral of a loan, second lien senior secured debt is secured but subordinated in payment and/or lower in lien priority to first lien holders, and unitranche loans are secured loans that combine both senior and subordinated debt into one tranche of debt, generally in a first lien position. In connection with a direct Loan, the Fund may receive non-cash income features, including PIK interest and OID.

Investment Funds

Investment Funds invest in or acquire non-marketable limited partnership or limited liability Fund interests and are reported in the Consolidated Schedule of Investments. Cost represents capital contributions made by the Fund, less return of capital proceeds received from such Investment Funds. As of June 30, 2024, the Fund had remaining unfunded commitments of $2.2 million to Investment Funds.

Investment Funds normally do not have readily available market prices and therefore will be fair valued according to the Valuation Policy at each determination date (see Note 2). The value assigned to Investment Funds is based on available information and does not necessarily represent amounts that might be realized, since such amounts depend on future circumstances and cannot reasonably be determined until the underlying investments are actually liquidated. The capital account value in the Investment Funds, as reported, may be adjusted to reflect the Adviser’s estimate of fair value. In determining whether valuation adjustments are appropriate, factors assessed include but are not limited to, reviewing the Investment Funds’ compliance with U.S. GAAP and valuation policies in place, current performance and market conditions. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value the Investment Funds at their capital account balance as reported, or adjust such value. NAV as a practical expedient will not be used if it is probable that the Fund will sell a portion of its investment at an amount different from NAV.

In determining fair values, the Adviser has, as a practical expedient, estimated fair value of the Investment Funds within its scope using the NAV (or its equivalent) as of the reporting measurement date, as further discussed under “Fair Value Measurements.”

Investments at fair value and cost consisted of the following as of June 30, 2024:

	Cost	% of Total Investments	Fair Value	% of Total Investments	% of Net Assets
Investment Funds	$1,843,826	2.95%	$1,810,189	2.90%	2.45%
Senior Secured Loans	30,399,157	48.73%	30,396,097	48.75%	41.10%
Specialty Credit	30,146,239	48.32%	30,143,605	48.35%	40.74%
Total Investments	$62,389,222	100.00%	$62,349,891	100.00%	84.29%

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)

4. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent market participant in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability at the measurement date. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined using models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments fair valued using net asset value (or its equivalent), adjusted for cash flows, as a practical expedient are not included in the fair value hierarchy. As such, investment in the private Investment Funds with a fair value of $1.8 million are excluded from the fair value hierarchy as of June 30, 2024.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s investments classified by fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investment Funds	$—	$—	$—	$1,810,189	$1,810,189
Senior Secured Loans	—	—	30,396,097	—	30,396,097
Specialty Credit	—	—	30,143,605	—	30,143,605
Total Investments	$—	$—	$60,539,702	$1,810,189	$62,349,891

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)
4. Fair Value Measurements (continued)

The following table presents a summary of changes in fair value of Level 3 assets by investment type from June 3, 2024 to June 30, 2024:

	Senior Secured Loans	Specialty Credit	Total
Balance as of June 3, 2024	$—	$—	$—
Transfers into Level 3	—	—	—
Purchases	30,424,106	32,674,105	63,098,211
Proceeds from Repayments of Investments	(33,216)	(2,530,994)	(2,564,210)
Net Realized Gain (Loss)	—	—	—
Net Accretion on Investments	2,952	3,128	6,080
Payment In-Kind Income	5,315	—	5,315
Net Change in Unrealized Appreciation (Depreciation)	(3,060)	(2,634)	(5,694)
Transfers out of Level 3	—	—	—
Balance as of June 30, 2024	$30,396,097	$30,143,605	$60,539,702

Net Change in Unrealized Appreciation (Depreciation) on Investments Held at the End of the Reporting Period	$(3,060)	$(2,634)	$(5,694)

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Investment Funds reported by their investment managers, may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table presents quantitative information about the significant unobservable inputs of the Fund Level 3 financial instruments. The table is not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.

Investment Type	Fair Value as of June 30, 2024	Valuation Technique(s)	Unobservable Input	Single Input or Range of Inputs	Weighted Average of Input(1)	Impact to Valuation from an Increase in Input
Senior Secured Loans	$30,396,097	Recent Transactions	Transaction Price	$95.00 – 100.00	$98.47	Increase
Specialty Credit	$30,143,605	Recent Transactions	Transaction Price	$99.19 – 100.13	$99.74	Increase

(1) Weighed average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

5. Related Party Transactions

Advisory Agreement

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.15% on an annualized basis of the Fund’s daily net assets. The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee. For the period June 3, 2024 through June 30, 2024, the Adviser earned $48,297 in Management Fees of which $48,297 was payable as of June 30, 2024.

In addition, the Fund pays the Adviser an income-based incentive fee (“Incentive Fee”). The Incentive Fee is accrued daily and payable quarterly in arrears based on the Fund’s pre-incentive fee net investment income (“Pre-Incentive Fee Net Investment Income”) for the most recently completed calendar quarter. The payment of the Incentive Fee is subject to a quarterly hurdle rate, expressed as a rate of return on the value of the Fund’s net assets at the end of the most recently completed calendar quarter, of 1.25% (5.00% annualized) (“Hurdle Rate”), subject to a “catch up” feature.

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)
5. Related Party Transactions (continued)

For this purpose, Pre-Incentive Fee Net Investment Income means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence and consulting fees or other fees that the Fund (or its wholly-owned subsidiaries) receives from portfolio companies) accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Management Fee, expenses and fees paid to the Adviser under the Administration Agreement and any interest expense and dividends paid on any issued and outstanding preferred stock or credit agreements, but excluding the Incentive Fee and any shareholder servicing and/or distribution fees), net of any expense waivers or expense payments by the Adviser. Pre-Incentive Fee Net Investment Income includes, in the case of investments with a deferred interest feature (such as OID debt instruments with PIK interest and zero-coupon securities), accrued income that the Fund has not yet received in cash. Pre-Incentive Fee Net Investment Income does not include any realized capital gains, realized capital losses or unrealized appreciation or depreciation.

The calculation of the Incentive Fee for each quarter is as follows:

• No Incentive Fee will be payable to the Adviser in any calendar quarter in which the Fund’s Pre-Incentive Fee Net Investment Income does not exceed the Hurdle Rate;

• 100% of dollar amount of the Fund’s Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle Rate but is less than or equal to 1.3889% in any calendar quarter (5.5556% annualized) will be payable to the Adviser. This portion of the Fund’s Incentive Fee that exceeds the Hurdle Rate but is less than or equal to 1.3889% is referred to as the “catch up” and is intended to provide the Adviser with an Incentive Fee of 10% on all the Fund’s Pre-Incentive Fee Net Investment Income when the Fund’s Pre-Incentive Fee Net Investment Income reaches 1.3889% (5.5556% annualized) on net assets in any calendar quarter; and

• 10% of the dollar amount of the Fund’s Pre-Incentive Fee Net Investment Income, if any, that exceeds 1.3889% (5.5556% annualized) on net assets in any calendar quarter will be payable to the Adviser once the Hurdle Rate and catch-up have been achieved (10% of the Fund’s Pre-Incentive Fee Net Investment Income thereafter will be allocated to the Adviser).

The Adviser pays the Sub-Adviser 60% of the Incentive Fee. For the period June 3, 2024 through June 30, 2024, the Adviser earned $29,985 in Incentive Fees of which $29,985 was payable as of June 30, 2024.

Expense Limitation and Reimbursement Agreement

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning with the Commencement of Operations and ending on the one-year anniversary thereof on June 2, 2025 (“Limitation Period”). The Adviser may extend the Limitation Period for a period of one year on an annual basis. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund during the Limitation Period to an amount not to exceed 1.00% for Class I, D, S and T Shares, on an annualized basis, of the Fund’s daily net assets (“Expense Cap”). Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) Acquired Fund Fees; (iii) the Incentive Fee; (iv) transactional costs, including legal costs and brokerage commissions, and sourcing and servicing or related fees incurred by the Fund in connection with the servicing by non-affiliated third parties of, and other related administrative services associated with the acquisition and disposition of the Fund’s investments; (v) interest payments incurred on borrowing by the Fund or its subsidiaries; (vi) fees and expenses incurred in connection with a credit facility obtained by the Fund or any of its subsidiaries, including any expense for acquiring ratings related to the credit facilities; (vii) distribution and shareholder servicing fees, as applicable; (viii) taxes; and (ix) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence.

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)
5. Related Party Transactions (continued)

If the Fund’s aggregate ordinary operating expenses, in respect of any class of Shares, exceeds the Expense Cap applicable to that class of Shares, the Adviser may waive its Management Fee, waive its Incentive Fee, and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its Management Fee or Incentive Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if the ordinary operating expenses have fallen to a level below the relevant Expense Cap and the recouped amount does not raise the level of ordinary operating expenses in respect of a class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.

For the period from Inception through June 30, 2024, expenses in excess of the Expense Cap subject to recoupment under the Expense Limitation and Reimbursement Agreement combined for all share classes were $0.1 million. The Consolidated Statement of Assets and Liabilities includes a Due from Adviser of $48,474 as of June 30, 2024 for the net of expenses paid by the Adviser on behalf of the Fund and expenses in excess of the Expense Cap.

Administration Agreement

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services. Pursuant to the Administration Agreement, the Fund pays the Administrator an administration fee (“Administration Fee”) in an amount up to 0.355% on an annualized basis of the Fund’s net assets. The Administration Fee is accrued daily based on the value of the prior day net assets of the Fund as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date), and is payable monthly in arrears. For the period June 3, 2024 through June 30, 2024, the Administrator earned $14,909 in Administration Fees of which $14,909 was payable as of June 30, 2024.

6. Sub-Administrator and Other Agreements

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank serves as the Fund’s custodian (“Custodian”) pursuant to a custody agreement. As the Custodian, UMB Bank holds the Fund’s domestic assets. Foreign assets are held by sub-custodians. For the period June 3, 2024 through June 30, 2024, the Custodian earned $1,841 in custody fees of which $1,841 was payable as of June 30, 2024.

UMB Fund Services, Inc. serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the period June 3, 2024 through June 30, 2024, the Transfer Agent earned $1,841 in transfer agent fees of which $1,841 was payable as of June 30, 2024.

SEI Investments Global Funds Services (“Loan Administrator”) provides certain outsourced loan administration for the Fund. For the period June 3, 2024 through June 30, 2024, the Loan Administrator earned $1,310 in loan administration fees of which $1,310 was payable and included in other accrued expenses, as reflected on the Consolidated Statement of Assets and Liabilities, as of June 30, 2024.

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)

7. Distribution and Shareholder Servicing Plan

UMB Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund, in compliance with Rule 12b-1 under the Investment Company Act. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers and certain RIAs and other financial intermediaries to effect the distribution of Shares of the Fund. The Fund pays a distribution and shareholder servicing fee out of the net assets of Class S Shares and Class T Shares at the annual rate of 0.85% of the aggregate NAV of each Class S Shares and Class T Shares. The Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are determined and accrued daily based on the net assets of the Share Class as of the close of business on each business day (including net assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the period June 3, 2024 through June 30, 2024, no distribution or shareholder servicing fees were incurred.

8. Revolving Credit Facility

On June 3, 2024, the Fund, through CRDEX LLC as borrower, entered into a Loan and Security Agreement (“JPM Loan and Security Agreement”) with JPMorgan Chase Bank, National Association (“JPM”), as the administrative agent, UMB Bank, National Association, as the collateral agent, and the lenders party thereto from time to time, to provide CRDEX LLC with a revolving credit facility (“Credit Facility”). Borrowings under the Credit Facility are secured by all of the assets held by CRDEX LLC. The Credit Facility carries an initial commitment of $100 million with an accordion provision with increases up to $350 million, subject to satisfaction of certain conditions.

Borrowings under the Credit Facility generally bear interest at a rate per annum equal to 3-Month Term SOFR plus a margin of 2.575%, with a 0.0% floor on a 3-Month Term SOFR (“Applicable Margin”). The Credit Facility has a commitment fee (“Commitment Fee”) of 0.75% per annum on the average daily unused balance. In addition, the Fund is required to pay an undrawn fee, equal to the Applicable Margin minus the Commitment Fee, if the aggregate principal amount of the outstanding borrowings is less than the required minimum funding amount (“Minimum Funding”). The Minimum Funding requirement, as a percentage of Credit Facility commitments, increases over time, beginning with no Minimum Funding required during the period June 3, 2024 through August 31, 2024, a 20% Minimum Funding for the period September 1, 2024 through November 30, 2024, a 45% Minimum Funding for the period December 1, 2024 through February 28, 2025, a 57.5% Minimum Funding for the period March 1, 2025 through May 31, 2025, and a 75% Minimum Funding for the period June 1, 2025 through June 3, 2027.

As of June 30, 2024, the Company had no outstanding principal balance under the Credit Facility. For the period from June 3, 2024 to June 30, 2024, the Company’s borrowings under the Credit Facility bore interest at a weighted average interest rate of 7.91%. For the period from June 3, 2024 to June 30, 2024, the daily average amount of outstanding borrowings under the Credit Facility were $0.2 million. In conjunction with the Credit Facility, the Fund paid a closing fee of 1.0% which is being amortized in the Consolidated Statement of Operations over the term of the Credit Facility. For the period from June 3, 2024 to June 30, 2024, expenses charged to the Fund related to the Credit Facility were $0.1 million.

9. Commitments and Contingencies

ASC 460-10, Guarantees — Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

The Fund’s investment portfolio may contain debt investments that are in the form of revolving lines of credit and unfunded delayed draw commitments and limited partnership interests, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements and subscription agreements, respectively. Unfunded portfolio company commitments and funded Private Credit Investments are presented on the

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)
9. Commitments and Contingencies (continued)

Consolidated Schedule of Investments at fair value. Unrealized appreciation or depreciation, if any, is included in the Consolidated Statement of Assets and Liabilities and the change in unrealized appreciation or depreciation, if any, is included in net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

As of June 30, 2024, the Fund had the following unfunded commitments to investments:

Investments	Unfunded commitment
Any Hour LLC Delayed Draw	$692,641
Any Hour LLC Revolver	322,078
Castlelake Consumer Receivables Opportunity III, L.P.	2,177,652
Cerity Partners Equity Holding LLC Delayed Draw	3,589,744
Cerity Partners Equity Holding LLC Revolver	401,874
CLP Issuer III, LLC Revolver	479,543
Danforth Global, Inc. Delayed Draw	9,402
Danforth Global, Inc. Delayed Draw	160,000
Danforth Global, Inc. Delayed Draw	170,732
Gold Medal Holdings, Inc Delayed Draw	380,711
Hec Purchaser Corp. Revolver	203,125
Heights Financing I Revolver	757,198
Heights Financing II Revolver	806,099
Identity Automation, LP Delayed Draw	212,261
Mission Lane Credit Card Master Trust JPM Revolver	951,135
Mission Lane Credit Card Master Trust Barclays	2,601,493
MKD Electric, LLC Revolver	287,908
PPW Aero Buyer, Inc. Delayed Draw	1,075,000
Shoreditch No. 1 LP Revolver	1,568,000
Smartpay SPV LLC Revolver	1,435,135
Tvg Shelby Buyer, Inc. Delayed Draw	833,333
Tvg Shelby Buyer, Inc. Revolver	83,333
Upgrade Warehouse Revolver	943,634
Worldwide Insurance Network, LLC Delayed Draw	664,773
Total unfunded commitments	$20,806,804

10. Capital Share Transactions

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.50%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share (determined as of the prior day close of business).

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)
10. Capital Share Transactions (continued)

The following table summarizes the Capital Share transactions for the period June 3, 2024 through June 30, 2024:
	For the Period Ended June 30, 2024*
	Shares	Dollar Amounts
Class I
Proceeds from shares issued	7,360,824	$73,677,630
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Net increase	7,360,824	$73,677,630

Class D
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Net increase	1,000	$10,000

Class S
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Net increase	1,000	$10,000

Class T
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Net increase	1,000	$10,000

*  The Fund commenced operations on June 3, 2024.

Beginning September 2024, the Fund will conduct quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of the outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares.

11. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (“DRIP”) established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period.

StepStone Private Credit Income Fund
Notes to Consolidated Financial Statements June 30, 2024 (Unaudited) (Continued)

12. Investment Transactions

For the period June 3, 2024 through June 30, 2024, investments in the private Investment Funds, Direct Loans and Specialty Credit loans totaled $1.8 million, $30.4 million and $32.7 million, respectively.

13. Tax Information

The Fund has temporary differences primarily due to timing of the amortization of organizational and offering costs and differences between book and tax treatment of partnership and passive foreign investment company investments.

As of June 30, 2024, the Fund had no permanent book to tax differences.

As of June 30, 2024, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(39,331)
Net unrealized appreciation (depreciation) on investments	$(39,331)

Tax cost of investments	$62,389,222

In accounting for income taxes, the Fund follows the guidance in ASC Topic 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of June 30, 2024 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the period June 3, 2024 through June 30, 2024, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of June 30, 2024.

14. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

15. Activities Prior to Commencement of Operations

The Fund prepared its seed financial statements for the period from Inception to April 25, 2024. During the period from April 26, 2024 through the Commencement of Operations, the Fund engaged in various activities in preparation for the offering of Shares and incurred further costs in relation to the offering, including various legal expenses and printing costs as disclosed in Note 2.

16. Subsequent Events

On August 12, 2024, the Fund commenced a repurchase offer with a valuation date of September 16, 2024.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet or may be of such a nature that disclosure will keep the financial statements from being misleading. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Credit Income Fund
Other Information June 30, 2024 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (704) 215-4300.

StepStone Private Credit Income Fund
Approval of Investment Advisory, Sub-Advisory and Sub-Subadvisory Agreements June 30, 2024 (Unaudited)

At meetings of the Board of Trustees (the “Board”) of StepStone Private Credit Income Fund (the “Fund”) held on February 21, 2024 and April 16, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Fund (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve for an initial two-year period each of the following: (i) an investment advisory agreement by and between StepStone Group Private Wealth LLC (the “Adviser”) and the Fund (the “Advisory Agreement”); (ii) a separate sub-advisory agreement by and among StepStone Group Private Debt LLC (the “Sub-Adviser”), the Adviser and the Fund (the “Sub-Advisory Agreement”); and (iii) a separate sub-subadvisory agreement by and among StepStone Group Europe Alternative Investments Limited (the “Sub-Subadviser” and collectively with the Adviser and Sub-Adviser, the “Advisers”) and the Sub-Adviser (the “Sub-Subadvisory Agreement” and together with the Advisory Agreement and the Sub-Advisory Agreement, the “Agreements”).

In connection with their consideration of whether to approve the Agreements, the Board received and reviewed information provided by the Advisers relating to the Fund, the Agreements and the Advisers, including comparative fee and expense information and other information regarding the respective nature, extent and quality of services to be provided by each Adviser under the Agreements. The materials provided to the Board generally included, among other items: (i) information on the Fund’s management fees and other expenses, including information comparing the management fees to be paid by the Fund to those of a peer group of funds; (ii) information about each Adviser’s estimated profitability with respect to the Agreements; (iii) a memorandum prepared by each Adviser in response to a request submitted by legal counsel to the Funds (each, a “Response Memorandum”), including a description of each Adviser’s business, a copy of each Adviser’s Form ADV, and certain other information about each Adviser to be considered in connection with the review by the members of the Board; and (iv) a memorandum from legal counsel to the Funds on the responsibilities of the Board in considering for approval investment advisory and investment sub-advisory arrangements under the 1940 Act. The Board, including the Fund’s Independent Trustees, also considered other matters such as: (i) the Fund’s investment objective and strategies; (ii) the Advisers’ investment personnel and operations, including the personnel and other resources devoted to the Fund; (iii) the Advisers’ financial results and financial condition; (iv) the resources to be devoted to the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; (v) the Advisers’ policies with respect to allocation of investments and seeking best execution; and (vi) possible conflicts of interest. Throughout the process, the Board had the opportunity to ask questions of and request additional materials from the Advisers.

In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. The Board, including the Independent Trustees, did not identify any single factor as determinative. Individual members of the Board may have evaluated the information presented differently from one another, giving different weights to various factors in considering whether to approve the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Fund. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Advisory Agreement

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the factors listed below.

The nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, operational, and governance services that the Adviser and its employees would provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by its service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the background and experience of the Adviser’s senior management personnel. The Board noted that certain of the Fund’s officers are employees of the Adviser or its affiliates and serve the Fund without additional compensation from the Fund. The Board further considered information regarding the Adviser’s program designed to ensure compliance with federal securities and other applicable laws and the Adviser’s risk management processes. After reviewing the foregoing information and further information in the Adviser’s Response Memorandum (which included, among other information, descriptions of the Adviser’s business and the Adviser’s Form ADV) and discussing the Adviser’s proposed services to the Fund, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and appropriate for the Fund.

StepStone Private Credit Income Fund
Approval of Investment Advisory, Sub-Advisory and Sub-Subadvisory Agreements June 30, 2024 (Unaudited) (Continued)

Investment management capabilities and experiences of the Adviser. The Board considered the quality of the services to be provided and the quality of the Adviser’s resources that are available to the Fund. The Board evaluated the Adviser’s advisory, operational, governance, distribution, legal, compliance, and risk management services, among other services, and information the Board received regarding the experience and professional qualifications of the Adviser’s key personnel and the size and functions of its staff. The Board noted that the Adviser is a wholly owned subsidiary of StepStone Group LP and leverages the infrastructure of StepStone Group LP to support its operations, which includes working closely with key personnel of the StepStone Group LP. After consideration of these factors, the Board determined that the Adviser would be an appropriate investment advisor for the Fund.

Performance. The Board considered that the Fund had no operational history and that its performance was not a factor at this time in deciding whether to approve the Advisory Agreement.

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. The Board examined and evaluated the fee arrangement between the Adviser and the Fund under the proposed Advisory Agreement, including as compared with the fees and expenses of certain unaffiliated closed-end funds operated as interval funds considered by the Adviser to have similar investment objectives and strategies to the Fund (the “Peer Group”). The Board considered information about the Adviser’s estimated profitability with respect to the Fund, as well as the expected costs of services provided by the Adviser to the Fund. The Board received and reviewed information relating to the financial condition of the Adviser and its affiliates. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and enhancement of its reputation in the industry. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund are appropriate and representative of arm’s-length negotiations.

Economies of Scale. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule, which does not include breakpoints. The Board considered that the Fund’s growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Comparison of fees to be paid to those under other investment advisory contracts. In evaluating the management fees and other expenses the Board considered the Fund’s management fees in absolute terms and as compared with the fees and expenses of the Peer Group. Based upon the comparative fee information provided, the Board noted that the Fund’s management fees were generally in line with the Peer Group. The Board also considered the Adviser’s commitment pursuant to the expense limitation agreement with the Fund whereby the Adviser would agree to pay, absorb, or reimburse the Fund’s aggregate monthly ordinary operating expenses, excluding certain specified expenses, in order to limit the operating expenses of each share class of the Fund to 1.00%, on an annualized basis, of the Fund’s daily net assets. The Board considered the level of the Fund’s management fees in light of the level of service expected to be received from the Adviser and the strategies to be employed in managing the Fund.

Benefits derived or to be derived by the Adviser from its relationship with the Fund. The Board considered “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Adviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Adviser’s ability to market its services and win such mandates.

Sub-Advisory Agreement

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement included the factors listed below.

The nature, extent, and quality of the services to be provided to the Fund under the Sub-Advisory Agreement. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser including, without limitation, the investment advisory services and the Sub-Adviser’s compliance procedures and practices. The Board also considered the background, and experience of the Sub-Adviser’s senior management personnel and the qualifications, background, and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management services for the Fund. After reviewing the

StepStone Private Credit Income Fund
Approval of Investment Advisory, Sub-Advisory and Sub-Subadvisory Agreements June 30, 2024 (Unaudited) (Continued)

foregoing information and further information in the materials, including the Sub-Adviser’s Response Memorandum (which included, among other information, descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Sub-Adviser would be satisfactory and appropriate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser, noting that the Sub-Adviser currently manages accounts that use an investment strategy similar to that proposed for the Fund (although none of the accounts are registered investment companies). The Board also considered that the Fund will benefit from the scale and resources of the Sub-Adviser and its affiliates. The Board discussed with the Sub-Adviser the investment objective and strategies of the Fund and the Sub-Adviser’s plans for implementing the Fund’s strategies. After considering these factors, the Board determined that the Sub-Adviser would be an appropriate Sub-Adviser to the Fund.

Performance. The Board considered that the Fund had no operational history and that its performance was not a factor at this time in deciding whether to approve the Sub-Advisory Agreement.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board reviewed the proposed fee to be paid under the Sub-Advisory Agreement, which would not be paid by the Fund. The Board considered information about the Sub-Adviser’s estimated profitability with respect to the Fund, as well as the costs of services provided by the Sub-Adviser to the Fund. The Board received and reviewed information relating to the financial condition of the Sub-Adviser and its affiliates. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Adviser by the Adviser under the Sub-Advisory Agreement are appropriate and representative of arm’s-length negotiations.

Economies of Scale. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule, noting that the Adviser is responsible for the payment of sub-advisory fees to the Sub-Adviser. The Board considered that the Fund’s growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Sub-Advisory Agreement at the present time.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Sub-Adviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Sub-Adviser’s ability to market its services and win such mandates.

Sub-Subadvisory Agreement

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Subadvisory Agreement included the factors listed below.

The nature, extent, and quality of the services to be provided to the Fund under the Sub-Subadvisory Agreement. The Board considered the responsibilities the Sub-Subadviser would have under the Sub-Subadvisory Agreement and the services that would be provided by the Sub-Subadviser including, without limitation, the investment advisory services and the Sub-Subadviser’s compliance procedures and practices. The Board also considered the background, and experience of the Sub-Subadviser’s senior management personnel and the qualifications, background, and responsibilities of the personnel providing ongoing research regarding the Fund’s investment portfolio. After reviewing the foregoing information and further information in the materials, including the Sub-Subadviser’s Response Memorandum (which included, among other information, descriptions of the Sub-Subadviser’s business and the Sub-Subadviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Sub-Subadviser would be satisfactory and appropriate for the Fund.

The investment management capabilities and experience of the Sub-Subadviser. The Board evaluated the investment management experience of the Sub-Subadviser. The Board also considered that the Fund will benefit from the scale and resources of the Sub-Subadviser and its affiliates. After considering these factors, the Board determined that the Sub-Subadviser would be an appropriate Sub-Subadviser to the Fund.

StepStone Private Credit Income Fund
Approval of Investment Advisory, Sub-Advisory and Sub-Subadvisory Agreements June 30, 2024 (Unaudited) (Continued)

Performance. The Board considered that the Fund had no operational history and that its performance was not a factor at this time in deciding whether to approve the Sub-Subadvisory Agreement.

The costs of the services to be provided and profits to be realized by the Sub-Subadviser from its relationship with the Fund. The Board reviewed the proposed fee to be paid under the Sub-Subadvisory Agreement, which would not be paid by the Fund. The Board received and reviewed information relating to the financial condition of the Sub-Subadviser and its affiliates. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Subadviser by the Sub-Adviser under the Sub-Subadvisory Agreement are appropriate and representative of arm’s-length negotiations.

Economies of Scale. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule, noting that the Sub-Adviser is responsible for the payment of Sub-Subadvisory fees to the Sub-Subadviser, from fees paid to the Sub-Adviser by the Adviser. The Board considered that the Fund’s growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Sub-Subadvisory Agreement at the present time.

Other benefits to be derived by the Sub-Subadviser from its relationship with the Fund. The Board considered “fall-out” or ancillary benefits that would accrue to the Sub-Subadviser as a result of its relationship with the Fund (other than the Sub-Subadvisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Sub-Subadviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Sub-Subadviser’s ability to market its services and win such mandates.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision on the approval of the Agreements. In reaching this conclusion, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. Based on the discussions and considerations at the Meetings, the Board, including the Independent Trustees, voted to approve the Agreements.

Investment Adviser and Administrator
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, North Carolina 28202
www.stepstonepw.com

Investment Sub-Adviser
StepStone Group Private Debt LLC
277 Park Avenue 44th Floor
New York, New York 10172

Investment Sub-Subadvisory
StepStone Group Europe
Alternative Investments Limited
Newmount House, 22-24
Lower Mount Street
Dublin 2, Ireland

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212-3949
Phone: (414) 299-2200

Distributor
UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, Wisconsin 53212-3949

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, New York 10001

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)     Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)     Not applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable.

(b)     Not applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)     Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)	Not applicable for semi-annual report.
(a)(2)	Not applicable.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Credit Income Fund
By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)
Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)
Date	September 4, 2024
By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)
Date	September 4, 2024

____________

*        Print the name and title of each signing officer under his or her signature.